Class S Shares | ING Franklin Income Portfolio
ING Franklin Income Portfolio
INVESTMENT OBJECTIVE
The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class S Shares ING Franklin Income Portfolio Class S
Management Fee		0.63%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%
Administrative Services Fee		0.10%
Other Expenses		0.05%
Total Annual Portfolio Operating Expenses		1.03%
Waivers and Reimbursements	[1]	none
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements		1.03%
[1]	The adviser is contractually obligated to limit expenses to 1.04% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S Shares ING Franklin Income Portfolio Class S	105	328	569	1,259

Expense Example, No Redemption (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S Shares ING Franklin Income Portfolio Class S	105	328	569	1,259

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 25% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Portfolio invests in a diversified portfolio of debt instruments and equity securities. Debt instruments include all varieties of fixed, floating, and variable rate instruments including secured and unsecured bonds, bonds convertible into common stocks, mortgage and asset backed securities, debentures, zero-coupon bonds, notes, and short-term debt instruments. Equity securities include common stocks, preferred stocks, and convertible securities, among others. However, the equity securities in which the Portfolio invests consist primarily of common stocks.

The Portfolio seeks income by selecting investments such as corporate, foreign, and U.S. Treasury bonds, as well as stocks with dividend yields the sub-adviser ("Sub-Adviser") believes are attractive. In its search for growth opportunities, the Portfolio maintains the flexibility, based on economic conditions, to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, health care, and telecommunication, but from time to time, based on economic conditions, the Portfolio may have significant investments in particular sectors.

The Portfolio may invest up to 100% of its total assets in debt instruments that are rated below investment-grade. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Ratings Services ("S&P") and Moody's Investors Service, Inc. ("Moody's") are considered investment-grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's, BB or lower by S&P, or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below investment-grade and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. As of December 31, 2012, approximately 44% of the Portfolio's net assets were invested in lower-rated and comparable quality unrated debt securities. The percentage of the Portfolio's net assets invested in such securities at any given time may vary substantially from this number.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or American Depositary Receipts. The Portfolio may invest up to 10% of its assets in secured and unsecured corporate bank loans and loan participations.

The Portfolio may also invest up to 10% of its net assets in equity-linked notes. The Portfolio may engage in all types of equity-linked notes, including those that: (1) provide for protection of the Portfolio's principal in exchange for limited participation in the appreciation of underlying securities; and (2) do not provide for such protection and subject the Portfolio to the risk of loss of the Portfolio's principal investment.

The Portfolio may, from time to time, seek to hedge (protect) against currency risks, using principally forward foreign currency exchange contracts when, in the Sub-Adviser's opinion, it would be advantageous to the Portfolio to do so. The Portfolio is limited in this ability to 25% of its net assets. The Portfolio may also, from time to time, seek to hedge against market risk, using a variety of derivative instruments, which may include purchasing or selling call and put options. A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price. The Portfolio may invest in exchange-traded and over-the-counter equity and equity index options for hedging purposes.

The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for current income and significant growth in the future. It performs independent analysis of the debt securities being considered for the Portfolio's investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors including: the experience and managerial strength of the company; responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; the company's changing financial condition and market recognition of the change; and a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may "call" or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as "high-yield securities" or "junk bonds." High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio's exposure to risks associated with rising interest rates.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter ("OTC"), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Zero-Coupon Bonds and Pay-in-Kind Securities Zero-coupon bonds and pay-in-kind securities may be subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Portfolio may have to pay out the imputed income on zero-coupon bonds without receiving the actual cash currency. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risks.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class S shares' performance from year to year, and the table compares the Portfolio's Class S shares' performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 15.96% and Worst quarter: 3rd, 2008, (14.74)%
Average Annual Total Returns% (for the periods ended December 31, 2012)
Average Annual Total Returns Class S Shares ING Franklin Income Portfolio		1 Yr	5 Yrs	10 Yrs	since inception		Inception Date
Class S		12.85%	4.02%		4.94%		Apr. 28, 2006
S&P 500® Index	[1]	16.00%	1.66%		3.48%	[2]
BCAB Index	[1]	4.21%	5.95%		6.29%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.